Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this Report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our Board of Directors is responsible for overseeing the Company’s cybersecurity risk management and be informed on risks from cybersecurity threats. The Board shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company. In addition, our management team, including those with experience in dealing with confidentiality-related cybersecurity issues, oversee and manage cybersecurity related matters and formulate policies as necessary. Our Board review on an annual basis regarding assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations. If a cybersecurity incident occurs, our Board will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our Board will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, such disclosure material will be prepared and reviewed by our Board before it is disseminated to the public.

Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements and an intensive program of monitoring on our corporate network, continuous testing of aspects of our security posture internally and with outside vendors.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our IT department regularly monitors the performance of our mobile applications, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Board shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	In addition, our management team, including those with experience in dealing with confidentiality-related cybersecurity issues, oversee and manage cybersecurity related matters and formulate policies as necessary.
Cybersecurity Risk Role of Management [Text Block]

Risk Management and Strategy

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements and an intensive program of monitoring on our corporate network, continuous testing of aspects of our security posture internally and with outside vendors. Our IT department regularly monitors the performance of our mobile applications, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.